Loan Receivables (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 08, 2021	Sep. 29, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Feb. 07, 2022
Loan Receivables (Details) [Line Items]
Loan amount	$ 500,000	$ 983,699
Interest bearing percentage		7.00%						10.00%
Loan interest income			$ 0	$ 4,093	$ 0	$ 23,678	$ 23,660
Forecast [Member]
Loan Receivables (Details) [Line Items]
Interest bearing percentage								10.00%